EQUITY EARNINGS IN AFFILIATE (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EQUITY EARNINGS IN AFFILIATE [Abstract]
EQUITY EARNINGS IN AFFILIATE
NOTE 3.	EQUITY EARNINGS IN AFFILIATE

In February 2012, Acorn Media acquired a 64% interest in ACL for total purchase consideration of £13.7 million or approximately $21.9 million excluding direct transaction costs.  The acquisition gave Acorn Media a majority ownership of ACL’s extensive works including more than 80 novels and short story collections, 19 plays, and a film library of over 100 made-for-television films.

We account for our investment in ACL using the equity method of accounting because (1) Acorn Media is only entitled to appoint one-half of ACL’s board members and (2) in the event the board is deadlocked, the chairman of the board, who is appointed by the directors elected by the minority shareholders, casts a deciding vote.

As of the Business Combination, our 64% share of the difference between ACL’s fair value and the amount of underlying equity in ACL’s net assets was approximately $18.7 million.  This basis difference is primarily attributable to the fair value of ACL’s copyrights, which expire in 2046, and is being amortized through 2046 using the straight-line method.  Basis difference amortization is recorded against our share of ACL’s net income in our consolidated statements of operations, however this amortization is not included within ACL’s financial statements.

The following summarized financial information is derived from the unaudited financial statements of ACL:

(In thousands)	Three Months Ended March 31,
	2015	2014

Revenues	$2,088	$2,413
Film cost amortization	(517)	(645)
General, administrative and other expenses	(792)	(863)
Income from operations	779	905
Net income	$602	$707

ACL's functional currency is the British Pound Sterling (GBP). Amounts have been translated from GBP to U.S. Dollar using the average exchange rate for the periods presented.  The above operating results of ACL do not include basis difference amortization resulting from the Business Combination.

NOTE 4.	EQUITY EARNINGS IN AFFILIATE

In February 2012, Acorn Media acquired a 64% interest in ACL for total purchase consideration of £13.7 million or approximately $21.9 million excluding direct transaction costs.  The acquisition gave Acorn Media a majority ownership of ACL’s extensive works including more than 80 novels and short story collections, 19 plays, and a film library of over 100 made-for-television films.

We account for our investment in ACL using the equity method of accounting because (1) Acorn Media is only entitled to appoint one-half of ACL’s board members and (2) in the event the board is deadlocked, the chairman of the board, who is appointed by the directors elected by the minority shareholders, casts a deciding vote.

As of the Business Combination, our 64% share of the difference between ACL’s fair value and the amount of underlying equity in ACL’s net assets was approximately $18.7 million.  This basis-difference is primarily attributable to the fair value of ACL’s copyrights, which expire in 2046, and is being amortized through 2046 using the straight-line method.  Basis-difference amortization is recorded against our share of ACL’s net income in our consolidated statements of operations, however this amortization is not included within ACL’s financial statements.

A summary of the ACL investment account is as follows:

(In thousands)

Investment balance at December 31, 2012	$25,449
Share of income	3,834
Dividends received	(4,005)
Basis-difference amortization	(538)
Translation adjustment	493
Investment balance at December 31, 2013	25,233
Share of income	3,169
Dividends received	(4,040)
Basis-difference amortization	(589)
Translation adjustment	(1,492)
Investment balance at December 31, 2014	$22,281

The following summarized financial information is derived from financial statements of ACL as of December 31, 2014 and 2013 (balance sheets), and for the years ended December 31, 2014 and 2013 (income statements):

(In thousands)	December 31,
	2014	2013

Cash	$4,107	$3,683
Film costs	14,728	9,835
Other assets	10,322	8,294
Production obligation payable	(3,007)	—
Deferred revenues	(15,527)	(8,895)
Other liabilities	(2,147)	(2,396)
Equity	$8,476	$10,521

	Years Ended December 31,
(In thousands)	2014	2013

Revenues	$13,460	$36,976
Film cost amortization	(3,349)	(25,558)
General, administrative and other expenses	(3,542)	(3,307)
Income from operations	6,569	8,111
Net income	$4,939	$5,985

Balance sheet amounts have been translated from the GBP to U.S. dollar using the December 31, 2014 and 2013 exchange rates.  Income statement amounts have been translated from the GBP to U.S. dollar using the average exchange rate for each of the years presented.